Accounts receivable, net	6 Months Ended
Jun. 30, 2022
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Accounts receivable from real estate developers	1,579,913	1,273,334
Accounts receivable from individual customers	14,995	5,374
	1,594,908	1,278,708
Less: allowance for doubtful accounts	(710,168)	(600,806)
Accounts receivable, net	884,740	677,902

As of December 31, 2021 and June 30, 2022, the Group pledged accounts receivable from real estate developers of RMB84,333 and nil as security for bank loans of RMB50,000 and nil respectively (see note 12).

The following table presents the movement of allowance for doubtful accounts for the year ended December 31, 2021 and six months ended June 30, 2022.

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at the beginning of the period	210,146	710,168
Provision for the period	500,336	(91,422)
Write-off	(314)	(17,940)
Balance at the end of the period	710,168	600,806

The provision of allowance for doubtful accounts was included in general and administrative expenses.